RELATED PARTY TRANSACTIONS - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of transactions between related parties [line items]
Management fees	$ 125,390	$ 71,842	$ 13,500
Accounting fees	80,415	66,463	19,920
Share-based payments	692,091
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	123,000	71,842	13,500
Accounting fees	24,490	20,748	0
Share-based payments	260,145	0	0
Salaries and benefits to CEO	318,790	13,200	0
Transactions with related parties	$ 726,425	$ 105,790	$ 13,500